EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
EARNINGS PER SHARE
15.	EARNINGS PER SHARE

Basic and diluted net earnings attributable to common shareholders of the Company for the year ended December 31, 2025 was $2,390.1 million (year ended December 31, 2024 - $948.8 million).

Earnings per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period. Stock options are reflected in diluted earnings per share by application of the treasury method.

The following table details the weighted average number of common shares outstanding for the purpose of computing basic and diluted earnings per share attributable to common shareholders for the following periods:

	Years ended December 31,
(Number of common shares in thousands)	2025	2024
Basic weighted average shares outstanding	1,219,466	1,228,855
Weighted average shares dilution adjustments:
Stock options	17	182
Restricted share units	1,652	1,805
Restricted performance share units	3,472	3,662
Diluted weighted average shares outstanding	1,224,607	1,234,504